Reinsurance Level 4 Reinsurance Revenues (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Life Insurance Recoveries on Ceded Reinsurance Contracts	$ 546	$ 731	$ 1,412	$ 1,150
Assumed Premiums Earned	48	66	115	116
Ceded Premiums Earned	(684)	(972)	(1,627)	(1,539)
Life Annuity Accident and Health Insurance Product Line [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Fee Income Earned Premium and Other Life	1,059	1,439	2,375	2,434
Assumed Premiums Earned	48	66	115	116
Ceded Premiums Earned	(684)	(972)	(1,627)	(1,539)
Net Fee Income Earned Premium and Other Life	$ 423	$ 533	$ 863	$ 1,011